Common Stock and Warrants	12 Months Ended
Aug. 31, 2015
Notes to Financial Statements
Note 3. Common Stock and Warrants

At August 31, 2015, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 26,572,615 shares of common stock outstanding and 3,315,831 shares reserved for issuance under the Company's 2006 Long-Term Incentive Plan (the "2006 Plan") as adopted and approved by the Company's Board of Directors (the "Board") on October 10, 2006 that provides for the grant of stock options to employees, directors, officers and consultants (See "NOTE 4 - Stock Options").

During the year ended August 31, 2015, the Company had the following common stock related transactions:

•	issued 454,787 shares of common stock upon the cashless exercise of 625,000 Series G Warrants.

•	issued 1,751,216 shares of common stock as a result of the exercise of Series H Warrants for which the Company received $1,453,514.

•	issued 20,000 shares of common stock on January 26, 2015 to each of the Company's three directors pursuant to the 2006 Plan (60,000 shares total) valued at $1.40 per share, the closing price of the Company's common stock on the day the stock was granted (See "NOTE 6 - Related Party Transactions" below for additional information).

During the year ended August 31, 2014, the Company had the following common stock related transactions:

•	Issued a total of 81,899 shares of unrestricted common stock pursuant to the 2006 Plan as a result of the cashless exercise of 190,000 stock options.

•	Issued 10,000 shares of common stock to each of the Company's three directors (30,000 shares total) valued at $2.90 per share, the closing price of the Company's common stock on the day the stock was issued (See "NOTE 6 - Related Party Transactions" below for additional information).

Warrants

Each of the Company's warrants outstanding entitles the holder to purchase one share of the Company's common stock for each warrant share held. A summary of the Company's warrants outstanding and exercisable as of August 31, 2015 and 2014 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	August 31, 2015	August 31, 2014	Exercise Price	Expiration
Series G	-	625,000	$0.64	April 17, 2015
Series H	3,906	1,755,126	$0.83	February 1, 2016
Series I	921,875	921,875	$1.37	October 7, 2018
Series J	3,110,378	-	$1.12	November 9, 2019
Series K	3,110,378	-	$1.20	November 9, 2019
Series L	500,000	-	$1.20	March 4, 2020
Total	7,646,537	3,302,001

The Series G Warrant was issued on April 17, 2012, as a condition to the Investor entering into a $1 million loan agreement during 2012 (the "2012 Loan"). On April 10, 2015, the Company issued 454,787 net shares pursuant to the cashless exercise of 625,000 Series G Warrants. The Company did not receive any funds from this exercise. A Series H Warrant to purchase 825,435 shares was issued in connection with the 2012 Loan conversion. Series H Warrants to purchase 937,499 shares were issued on February 1, 2013, in connection with the self-directed registered offering of 1,875,000 units. During the year ended August 31, 2013, two holders of Series H warrants exercised 7,812 warrants. The Series I Warrant was issued on October 7, 2013, in connection with the 2013 Loan Agreement. The Series J Warrant and Series K Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. In addition, there are a total of approximately 2,498,254 Series L Warrants issuable pursuant to the March 2015 Loan as described above under "NOTE 2 - Debt."

During the year ended August 31, 2015, the Company received $1,453,514 upon the exercise of Series H Warrants for 1,751,216 shares. No warrant exercises occurred during the year ended August 31, 2014.